Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Equity

Note 8 – Equity

All share amounts have been adjusted to reflect a 1:200 reverse stock split of the authorized and outstanding shares of common stock that was effective March 7, 2022.

For the Nine Months ended March 31, 2023:

During the Nine Months ended March 31, 2023, the Company issued 53,206,652 shares of common stock in exchange for debt reduction.

During the Nine Months ended March 31, 2023, the Company issued 9,429,130 shares of common stock in exchange for proceeds under the Equity Purchase Agreement. These shares were valued at $166,435 upon issuance.

During the Nine Months ended March 31, 2023, the Company issued 2,800,000 shares of common stock for commitment fees under notes payable.

During the Nine Months ended March 31, 2023, the Company issued 3,070,922 shares of common stock for professional consulting services. The shares were valued at $238,128 upon issuance.

During the Nine Months ended March 31, 2023, the Company issued 23,540,539 shares of common stock in exchange for Preferred Series F stock.

During the Nine Months ended March 31, 2023, the Company issued warrants to investors to purchase common stock. The warrants were valued at $492,434 upon issuance.

During the Nine Months ended March 31, 2023, the Company issued 350,000 shares of common stock as a charitable donation. The shares were valued at $52,500 upon issuance.

During the Nine Months ended March 31, 2023, the Company received 36,500 shares of common stock from a former investor. The shares can be re-issued.

During the Nine Months ended March 31, 2023, the Company issued 5,000,000 shares of common stock under two retirement agreements.

For the Nine Months ended March 31, 2022:

During the nine months ended March 31, 2022, the Company issued 73,517 shares of common stock for services.

During the nine months ended March 31, 2022, the Company issued 1,625,000 shares of common stock in exchange for proceeds under the Equity Purchase Agreement. These shares were valued at $2,643,500 upon issuance.

During the nine months ended March 31, 2022, the Company issued 312,500 shares of common stock as commitment shares in a structured loan agreement. These shares were valued at $356,250 upon issuance.

During the nine months ended March 31, 2022, the Company cancelled 241,303 shares of common stock representing fractional shares resulting from the 200:1 reverse split.

During the nine months ended March 31, 2022, the Company entered into exchange agreements to issue 11,414 shares of Preferred Series F stock.

During the nine months ended March 31, 2022, the Company cancelled 500,000 shares of Preferred Series E stock.

Warrants are granted with an exercise price no less than the fair market value of the warrant on the date of the grant and generally vest immediately. A June 2022 warrant, as amended on November 8, 2022, is entitled to convert into one common share at an exercise price of $0.01. The November 8, 2022 amendment increased the June 2022 warrants by 400,000 and changed the exercise price from $0.50 to $0.01. An August 2022 warrant is entitled to convert into one common share at an exercise price of $0.01. A November 1, 2022 warrant is entitled to convert into one common share at an exercise price of $0.10. All warrant exercise prices are subject to adjustment. The Company granted investors 600,000 warrants on June 21, 2022; 1,000,000 warrants on August 31, 2022; increased the June 21, 2022 warrants by 400,000 on November 1, 2022; and issued 2,100,000 warrants on November 8, 2022, pursuant to three notes payable (Note 4). The fair value of the warrants was $365,091 and $0 at March 31, 2023 and June 30, 2022, respectively. There are 2,100,000 unvested warrants issued on November 1, 2022 to an investor that will go into effect in the event of a default on the related note.

The fair value of each equity-based award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table at March 31, 2023:

Stock price volatility	175%
Expected term	5 years
Discount rate	3.38%
Expected dividends	0%

The fair value of each equity-based award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table at June 30, 2022:

Stock price volatility	190%
Expected term	1 year
Risk-free interest rate	3.21%
Expected dividends	0%

A summary of the warrant status at March 31,2022 and June 30, 2022 and changes during the Nine Months ended is presented below. There were no warrants outstanding during the Nine Months ended March 31, 2021.

	Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2022	600,000	$0.01
Granted	1,400,000	0.01
Granted	2,100,000	0.10
Forfeited	-	-
Outstanding, March 31, 2023	4,100,000	$0.09

Exercisable, end of period	$3,100,000	-

A further summary of warrants outstanding at March 31, 2023 is as follows:

	Exercise	Number	Number	Weighted Average	Intrinsic
Warrants	Price	Exercisable	Outstanding	Remaining Life	Value
600,000	$ 0.01	600,000	600,000	4.5 years	$ -
1,000,000	$ 0.01	-	1,000,000	4.7 years	$ 150,000
400,000	$ 0.01	400,000	400,000	4.5 years	$ 243,250
2,100,000	$ 0.10	2,100,000	2,100,000	4.9 years	$ 99,184
2,100,000	$ 0.10	-	-	5 years	$ -

Note 8 – Equity

All share amounts have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.

For the year ended June 30, 2022:

During the year ended June 30, 2022, the Company issued 73,517 shares of common stock for services.

During the year ended June 30, 2022, the Company issued 500,000 shares of common stock under a Purchase Agreement.

During the year ended June 30, 2022, the Company issued 1,125,000 shares of common stock in exchange for proceeds under the Equity Purchase Agreement.

During the year ended June 30, 2022, the Company issued 1,812,500 shares of common stock as commitment shares in a structured loan.

During the year ended June 30, 2022, the Company cancelled 241,303 shares of common stock representing fractional shares resulting from the 200:1 reverse split.

During the year ended June 30, 2022, the Company entered into exchange agreements to issue 11,414 shares of Preferred Series F stock.

During the year ended June 30, 2022, the Company cancelled 500,000 shares of Preferred Series E stock.

During the year ended June 30, 2022, the Company issued 51 shares of Preferred Series G stock under terms of employment agreements.

During the year ended June 30, 2022, the Company issued 600,000 warrants to an investor.

For the year ended June 30, 2021:

During the year ended June 30, 2021, the Company issued 529,000 shares of common stock for professional consulting services. These shares were valued at $2,778,550 upon issuance during the year ended June 30, 2021.

During the year ended June 30, 2021, the Company issued 6,914,064 shares of common stock for debt reduction. These shares were valued at $13,031,235 upon issuance during the year ended June 30, 2021.

During the year ended June 30, 2021, the Company issued 1,248,961 shares of common stock to warrant holders in six cashless transactions.

During the year ended June, 2021, the Company issued 3,279,693 shares of common stock under the Equity Purchase Agreement. These shares were valued at $13,601,329 upon issuance during the year ended June 30, 2021.

During the year ended June 30, 2021, the Company issued 250,000 shares of common stock as collateral for the line of credit. The shares were held in the Company's name and serve as collateral for a line of credit with a bank.

During the year ended June 30, 2021, the Company issued 50,000 shares of common stock for the acquisition of Classroom Technology Solutions, Inc. These shares were valued at $151,000 upon issuance during the year ended June 30, 2021.

See the capital structure section in Note 1 for disclosure of the equity components included in the Company's consolidated financial statements.

Warrants

Warrants are granted with an exercise price no less than the fair market value of the warrant on the date of the grant and vest immediately.  A warrant is entitled to convert into one common share at an exercise price of $0.50.  There are 600,000 warrants granted on June 21, 2022.

The fair value of each equity-based award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table for the year ended June 30, 2022:

Stock price volatility	190%
Expected term	1 year
Risk-free interest rate	3.21%
Expected dividends	0%

A summary of the warrant status at June 30, 2022 and changes during the year ended is presented below.  There were no warrants outstanding during the year ended June 30, 2021.

	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	-	$ -
Granted	600,000	0.50
Forfeited	-	-
Outstanding, end of year	600,000	$ 0.50

Exercisable, end of year	600,000

A further summary of warrants outstanding at June 30, 2022 is as follows:

Warrants	Exercise price	Number Exercisable	Number Outstanding	Weighted Average Remaining Life	Intrinsic Value
600,000	$ 0.50	600,000	600,000	5 years	Amount is negligible

There are no unvested warrants.